Distribution Date:	08/17/26	Benchmark 2021-B28 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-B28

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	4		Attention: Kunal K. Singh		US_CMBS_Notice@jpmorgan.com

Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Additional Information	6		Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	14-16		Association
			Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	17-19
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	20
		Special Servicer	LNR Partners, LLC
Historical Detail	21
			Heather Bennett and Job Warshaw		hbennett@starwood.com; jwarshaw@lnrpartners.com
Delinquency Loan Detail	22				and lnr.cmbs.notices@lnrproperty.com

Collateral Stratification and Historical Detail	23		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	24	Representations Reviewer
Specially Serviced Loan Detail - Part 2	25		Attention: Transaction Manager		notices@pentalphasurveillance.com

Modified Loan Detail	26		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States

Historical Liquidated Loan Detail	27	Trustee	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	28		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Interest Shortfall Detail - Collateral Level	29				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	30
		Directing Certificateholder	Eightfold Real Estate Capital, L.P.
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163GAQ3	0.597400%	34,164,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08163GAR1	1.785800%	55,782,000.00	27,199,020.72	9,219,443.41	40,476.68	0.00	0.00	9,259,920.09	17,979,577.31	31.75%	30.00%
A-3	08163GAS9	2.073100%	162,402,000.00	162,402,000.00	0.00	280,562.99	0.00	0.00	280,562.99	162,402,000.00	31.75%	30.00%
A-4	08163GAT7	1.979600%	100,000,000.00	100,000,000.00	0.00	164,966.67	0.00	0.00	164,966.67	100,000,000.00	31.75%	30.00%
A-4A1	08163GAA8	1.979600%	100,000,000.00	100,000,000.00	0.00	164,966.67	0.00	0.00	164,966.67	100,000,000.00	31.75%	30.00%
A-5	08163GAU4	2.223700%	415,466,000.00	415,466,000.00	0.00	769,893.12	0.00	0.00	769,893.12	415,466,000.00	31.75%	30.00%
A-SB	08163GAV2	1.980400%	46,745,000.00	46,745,000.00	344.94	77,144.83	0.00	0.00	77,489.77	46,744,655.06	31.75%	30.00%
A-S	08163GAW0	2.429100%	102,888,000.00	102,888,000.00	0.00	208,271.03	0.00	0.00	208,271.03	102,888,000.00	23.41%	22.13%
B	08163GAX8	2.244000%	58,793,000.00	58,793,000.00	0.00	109,942.91	0.00	0.00	109,942.91	58,793,000.00	18.65%	17.63%
C	08163GAY6	2.592200%	60,426,000.00	60,426,000.00	0.00	130,530.23	0.00	0.00	130,530.23	60,426,000.00	13.76%	13.00%
D	08163GAB6	2.000000%	39,196,000.00	39,196,000.00	0.00	65,326.67	0.00	0.00	65,326.67	39,196,000.00	10.58%	10.00%
E	08163GAC4	2.000000%	32,662,000.00	32,662,000.00	0.00	54,436.67	0.00	0.00	54,436.67	32,662,000.00	7.94%	7.50%
F	08163GAD2	2.275000%	31,030,000.00	31,030,000.00	0.00	58,827.71	0.00	0.00	58,827.71	31,030,000.00	5.42%	5.13%
G	08163GAE0	2.275000%	13,065,000.00	13,065,000.00	0.00	24,769.06	0.00	0.00	24,769.06	13,065,000.00	4.37%	4.13%
NR	08163GAF7	2.275000%	53,894,433.00	53,894,433.00	0.00	26,798.26	0.00	0.00	26,798.26	53,894,433.00	0.00%	0.00%
S	08163GAL4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163GAM2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Class RR	08163GBN9	3.471609%	31,413,527.00	29,904,852.17	221,678.60	84,702.61	0.00	0.00	306,381.21	29,683,173.57	0.00%	0.00%
RR Interest	N/A	3.471609%	37,350,338.00	35,556,540.23	263,573.42	100,710.48	0.00	0.00	364,283.90	35,292,966.81	0.00%	0.00%
Regular SubTotal			1,375,277,298.00	1,309,227,846.12	9,705,040.37	2,362,326.59	0.00	0.00	12,067,366.96	1,299,522,805.75

X-A	08163GAZ3	1.326916%	1,017,447,000.00	954,700,020.72	0.00	1,055,672.02	0.00	0.00	1,055,672.02	945,480,232.37
X-B	08163GBA7	1.051124%	119,219,000.00	119,219,000.00	0.00	104,428.28	0.00	0.00	104,428.28	119,219,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-D	08163GAG5	1.471609%	71,858,000.00	71,858,000.00	0.00	88,122.38	0.00	0.00	88,122.38	71,858,000.00
X-F	08163GAH3	1.196609%	31,030,000.00	31,030,000.00	0.00	30,942.30	0.00	0.00	30,942.30	31,030,000.00
X-G	08163GAJ9	1.196609%	13,065,000.00	13,065,000.00	0.00	13,028.08	0.00	0.00	13,028.08	13,065,000.00
X-NR	08163GAK6	1.196609%	53,894,433.00	53,894,433.00	0.00	53,742.12	0.00	0.00	53,742.12	53,894,433.00
Notional SubTotal			1,306,513,433.00	1,243,766,453.72	0.00	1,345,935.18	0.00	0.00	1,345,935.18	1,234,546,665.37

Deal Distribution Total					9,705,040.37	3,708,261.77	0.00	0.00	13,413,302.14

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163GAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08163GAR1	487.59493600	165.27631512	0.72562260	0.00000000	0.00000000	0.00000000	0.00000000	166.00193772	322.31862088
A-3	08163GAS9	1,000.00000000	0.00000000	1.72758334	0.00000000	0.00000000	0.00000000	0.00000000	1.72758334	1,000.00000000
A-4	08163GAT7	1,000.00000000	0.00000000	1.64966670	0.00000000	0.00000000	0.00000000	0.00000000	1.64966670	1,000.00000000
A-4A1	08163GAA8	1,000.00000000	0.00000000	1.64966670	0.00000000	0.00000000	0.00000000	0.00000000	1.64966670	1,000.00000000
A-5	08163GAU4	1,000.00000000	0.00000000	1.85308333	0.00000000	0.00000000	0.00000000	0.00000000	1.85308333	1,000.00000000
A-SB	08163GAV2	1,000.00000000	0.00737918	1.65033330	0.00000000	0.00000000	0.00000000	0.00000000	1.65771248	999.99262082
A-S	08163GAW0	1,000.00000000	0.00000000	2.02424996	0.00000000	0.00000000	0.00000000	0.00000000	2.02424996	1,000.00000000
B	08163GAX8	1,000.00000000	0.00000000	1.87000000	0.00000000	0.00000000	0.00000000	0.00000000	1.87000000	1,000.00000000
C	08163GAY6	1,000.00000000	0.00000000	2.16016665	0.00000000	0.00000000	0.00000000	0.00000000	2.16016665	1,000.00000000
D	08163GAB6	1,000.00000000	0.00000000	1.66666675	0.00000000	0.00000000	0.00000000	0.00000000	1.66666675	1,000.00000000
E	08163GAC4	1,000.00000000	0.00000000	1.66666677	0.00000000	0.00000000	0.00000000	0.00000000	1.66666677	1,000.00000000
F	08163GAD2	1,000.00000000	0.00000000	1.89583339	0.00000000	0.00000000	0.00000000	0.00000000	1.89583339	1,000.00000000
G	08163GAE0	1,000.00000000	0.00000000	1.89583314	0.00000000	0.00000000	0.00000000	0.00000000	1.89583314	1,000.00000000
NR	08163GAF7	1,000.00000000	0.00000000	0.49723614	1.39859714	7.70931647	0.00000000	0.00000000	0.49723614	1,000.00000000
S	08163GAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163GAM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Class RR	08163GBN9	951.97372043	7.05678799	2.69637376	0.05769298	0.31967757	0.00000000	0.00000000	9.75316175	944.91693244
RR Interest	N/A	951.97372056	7.05678808	2.69637399	0.05769292	0.31967716	0.00000000	0.00000000	9.75316207	944.91693248

Notional Certificates
X-A	08163GAZ3	938.32899475	0.00000000	1.03756954	0.00000000	0.00000000	0.00000000	0.00000000	1.03756954	929.26730569
X-B	08163GBA7	1,000.00000000	0.00000000	0.87593655	0.00000000	0.00000000	0.00000000	0.00000000	0.87593655	1,000.00000000
X-D	08163GAG5	1,000.00000000	0.00000000	1.22634056	0.00000000	0.00000000	0.00000000	0.00000000	1.22634056	1,000.00000000
X-F	08163GAH3	1,000.00000000	0.00000000	0.99717370	0.00000000	0.00000000	0.00000000	0.00000000	0.99717370	1,000.00000000
X-G	08163GAJ9	1,000.00000000	0.00000000	0.99717413	0.00000000	0.00000000	0.00000000	0.00000000	0.99717413	1,000.00000000
X-NR	08163GAK6	1,000.00000000	0.00000000	0.99717386	0.00000000	0.00000000	0.00000000	0.00000000	0.99717386	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	40,476.68	0.00	40,476.68	0.00	0.00	0.00	40,476.68	0.00
A-3	07/01/26 - 07/30/26	30	0.00	280,562.99	0.00	280,562.99	0.00	0.00	0.00	280,562.99	0.00
A-4	07/01/26 - 07/30/26	30	0.00	164,966.67	0.00	164,966.67	0.00	0.00	0.00	164,966.67	0.00
A-4A1	07/01/26 - 07/30/26	30	0.00	164,966.67	0.00	164,966.67	0.00	0.00	0.00	164,966.67	0.00
A-5	07/01/26 - 07/30/26	30	0.00	769,893.12	0.00	769,893.12	0.00	0.00	0.00	769,893.12	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	77,144.83	0.00	77,144.83	0.00	0.00	0.00	77,144.83	0.00
X-A	07/01/26 - 07/30/26	30	0.00	1,055,672.02	0.00	1,055,672.02	0.00	0.00	0.00	1,055,672.02	0.00
X-B	07/01/26 - 07/30/26	30	0.00	104,428.28	0.00	104,428.28	0.00	0.00	0.00	104,428.28	0.00
X-D	07/01/26 - 07/30/26	30	0.00	88,122.38	0.00	88,122.38	0.00	0.00	0.00	88,122.38	0.00
X-F	07/01/26 - 07/30/26	30	0.00	30,942.30	0.00	30,942.30	0.00	0.00	0.00	30,942.30	0.00
X-G	07/01/26 - 07/30/26	30	0.00	13,028.08	0.00	13,028.08	0.00	0.00	0.00	13,028.08	0.00
X-NR	07/01/26 - 07/30/26	30	0.00	53,742.12	0.00	53,742.12	0.00	0.00	0.00	53,742.12	0.00
A-S	07/01/26 - 07/30/26	30	0.00	208,271.03	0.00	208,271.03	0.00	0.00	0.00	208,271.03	0.00
B	07/01/26 - 07/30/26	30	0.00	109,942.91	0.00	109,942.91	0.00	0.00	0.00	109,942.91	0.00
C	07/01/26 - 07/30/26	30	0.00	130,530.23	0.00	130,530.23	0.00	0.00	0.00	130,530.23	0.00
D	07/01/26 - 07/30/26	30	0.00	65,326.67	0.00	65,326.67	0.00	0.00	0.00	65,326.67	0.00
E	07/01/26 - 07/30/26	30	0.00	54,436.67	0.00	54,436.67	0.00	0.00	0.00	54,436.67	0.00
F	07/01/26 - 07/30/26	30	0.00	58,827.71	0.00	58,827.71	0.00	0.00	0.00	58,827.71	0.00
G	07/01/26 - 07/30/26	30	0.00	24,769.06	0.00	24,769.06	0.00	0.00	0.00	24,769.06	0.00
NR	07/01/26 - 07/30/26	30	339,469.07	102,174.86	0.00	102,174.86	75,376.60	0.00	0.00	26,798.26	415,489.24
Class RR	07/01/26 - 07/30/26	30	8,206.12	86,514.95	0.00	86,514.95	1,812.34	0.00	0.00	84,702.61	10,042.20
RR Interest	07/01/26 - 07/30/26	30	9,756.97	102,865.33	0.00	102,865.33	2,154.85	0.00	0.00	100,710.48	11,940.05
Totals			357,432.16	3,787,605.56	0.00	3,787,605.56	79,343.79	0.00	0.00	3,708,261.77	437,471.49

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	13,413,302.14
Non-VRR Available Funds	12,742,637.02
VRR Available Funds	670,665.11
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,804,038.04	Master Servicing Fee	8,123.90
Interest Reductions due to Nonrecoverability Determination	(16,468.75)	Certificate Administrator Fee	6,313.39
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	563.70
ARD Interest	0.00	Operating Advisor Fee	1,138.66
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	281.85
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,787,569.29	Total Fees	16,421.49

Principal		Expenses/Reimbursements
Scheduled Principal	9,705,040.37	Reimbursement for Interest on Advances	1,231.36
Unscheduled Principal Collections		ASER Amount	39,715.72
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,938.94
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	9,705,040.37	Total Expenses/Reimbursements	62,886.02

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,708,261.77
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	9,705,040.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	13,413,302.14
Total Funds Collected	13,492,609.66	Total Funds Distributed	13,492,609.65

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,309,227,847.04	1,309,227,847.04	Beginning Certificate Balance	1,309,227,846.12
(-) Scheduled Principal Collections	9,705,040.37	9,705,040.37	(-) Principal Distributions	9,705,040.37
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,299,522,806.67	1,299,522,806.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,309,409,633.02	1,309,409,633.02	Ending Certificate Balance	1,299,522,805.75
Ending Actual Collateral Balance	1,299,697,520.62	1,299,697,520.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.92)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.92)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	15,411,457.93	1.19%	59	3.9960	NAP	Defeased	2	15,411,457.93	1.19%	59	3.9960	NAP
	$9,999,999 or less	23	151,571,561.53	11.66%	51	3.7919	1.980036	1.79 or less	25	445,212,063.60	34.26%	69	3.3376	1.335070
$10,000,000 to $19,999,999		20	272,686,523.95	20.98%	56	3.5109	2.045885	1.80 to 2.09	9	166,685,326.91	12.83%	58	3.4524	1.991851
$20,000,000 to $29,999,999		16	387,933,485.92	29.85%	55	3.5015	2.847671	2.10 to 2.29	6	95,213,115.46	7.33%	54	3.6855	2.225963
$30,000,000 to $49,999,999		7	252,904,777.34	19.46%	95	3.0876	2.720534	2.30 to 2.59	8	87,310,587.19	6.72%	48	3.5582	2.472298
	$50,000,000 or greater	4	219,015,000.00	16.85%	43	2.9836	2.416529	2.60 to 2.99	10	186,224,213.90	14.33%	54	3.4093	2.750742
	Totals	72	1,299,522,806.67	100.00%	60	3.3754	2.463652	3.00 or greater	12	303,466,041.68	23.35%	59	3.1862	4.328480
								Totals	72	1,299,522,806.67	100.00%	60	3.3754	2.463652
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	15,411,457.93	1.19%	59	3.9960	NAP	Pennsylvania	2	59,987,514.68	4.62%	59	3.3372	1.615712
Alabama	8	57,035,790.76	4.39%	59	3.9177	1.359162	South Carolina	1	6,286,041.88	0.48%	59	3.5100	3.820000
Arizona	5	64,838,264.25	4.99%	67	3.3042	3.002982	Tennessee	4	39,066,858.32	3.01%	58	3.7536	2.220389
Arkansas	1	3,157,995.91	0.24%	58	3.6260	1.940000	Texas	15	58,212,209.42	4.48%	59	3.5940	3.243426
California	6	107,450,000.00	8.27%	60	3.3910	3.021123	Utah	1	8,639,125.59	0.66%	60	4.1200	1.590000
Florida	4	113,129,610.00	8.71%	49	3.3329	2.305193	Virginia	1	5,227,762.40	0.40%	179	2.5900	0.750000
Georgia	2	2,494,206.44	0.19%	59	3.1650	2.770000	Wisconsin	1	881,152.33	0.07%	59	3.1650	2.770000
Illinois	10	64,257,215.54	4.94%	59	2.9623	4.049515	Totals	129	1,299,522,806.67	100.00%	60	3.3754	2.463652
Indiana	2	9,113,608.79	0.70%	59	3.7150	2.619574
									Property Type³
Iowa	1	688,848.73	0.05%	59	3.1650	2.770000
Kansas	1	2,710,169.60	0.21%	179	2.5900	0.750000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	2	8,173,844.16	0.63%	59	3.4165	2.544794		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	7	21,649,949.47	1.67%	75	3.1743	2.171077	Defeased	2	15,411,457.93	1.19%	59	3.9960	NAP
Maine	1	5,011,700.53	0.39%	179	2.5900	0.750000	Industrial	10	137,090,675.27	10.55%	52	3.6132	2.397153
Maryland	1	1,285,850.96	0.10%	59	3.1650	2.770000	Lodging	3	22,433,722.79	1.73%	37	4.3269	2.335417
Michigan	2	12,709,708.64	0.98%	76	3.2910	3.121415	Mixed Use	4	68,250,000.00	5.25%	60	3.2892	3.117289
Minnesota	1	6,308,072.63	0.49%	179	2.5900	0.750000	Multi-Family	17	163,228,266.12	12.56%	59	3.2576	3.325913
Missouri	1	27,500,000.00	2.12%	59	3.1800	3.200000	Office	34	446,172,584.10	34.33%	46	3.2501	2.026002
Nevada	2	22,275,000.00	1.71%	59	3.1149	3.196936	Other	2	71,949,999.80	5.54%	132	3.4689	1.902773
New Jersey	6	72,490,386.41	5.58%	45	3.8142	2.132731	Retail	35	293,436,089.92	22.58%	59	3.4871	2.926390
New Mexico	1	24,558,793.38	1.89%	59	3.9000	1.890000	Self Storage	22	81,550,010.74	6.28%	104	3.1055	1.763145
New York	27	431,720,344.48	33.22%	60	3.2453	2.054861	Totals	129	1,299,522,806.67	100.00%	60	3.3754	2.463652
North Carolina	2	28,174,334.13	2.17%	60	3.3543	6.363357
Ohio	7	16,320,293.40	1.26%	59	3.4453	3.238742
Oklahoma	2	2,756,695.91	0.21%	60	3.6741	2.067023

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	15,411,457.93	1.19%	59	3.9960	NAP	Defeased	2	15,411,457.93	1.19%	59	3.9960	NAP
	3.00000% or less	8	244,528,094.56	18.82%	55	2.6918	2.633480	12 months or less	2	76,963,094.56	5.92%	178	2.9396	0.931256
	3.00001% to 3.50000%	31	647,917,620.19	49.86%	66	3.3124	2.735942	13 months or greater	68	1,207,148,254.18	92.89%	53	3.3952	2.574936
	3.50001% to 4.00000%	24	306,318,760.50	23.57%	54	3.7633	2.084010	Totals	72	1,299,522,806.67	100.00%	60	3.3754	2.463652
	4.00001% or greater	7	85,346,873.49	6.57%	53	4.3076	1.464674
	Totals	72	1,299,522,806.67	100.00%	60	3.3754	2.463652
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	15,411,457.93	1.19%	59	3.9960	NAP	Defeased	2	15,411,457.93	1.19%	59	3.9960	NAP
	60 months or less	68	1,207,148,254.18	92.89%	53	3.3952	2.574936	Interest Only	40	885,666,609.80	68.15%	57	3.2594	2.704732
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	30	398,444,738.94	30.66%	68	3.6093	1.968932
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	120 months or greater	2	76,963,094.56	5.92%	178	2.9396	0.931256	Totals	72	1,299,522,806.67	100.00%	60	3.3754	2.463652
	Totals	72	1,299,522,806.67	100.00%	60	3.3754	2.463652
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	15,411,457.93	1.19%	59	3.9960	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	70	1,284,111,348.74	98.81%	60	3.3679	2.476422
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	1,299,522,806.67	100.00%	60	3.3754	2.463652
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-C-1	30320004	OF	New York	NY	Actual/360	2.725%	126,579.79	0.00	0.00	N/A	08/06/28	--	53,950,000.00	53,950,000.00	08/06/26
1A-1-C-3	30320005	OF	New York	NY	Actual/360	2.725%	117,312.13	0.00	0.00	N/A	08/06/28	--	50,000,000.00	50,000,000.00	08/06/26
1A-2-C-1	30320006	OF	New York	NY	Actual/360	2.725%	49,388.41	0.00	0.00	N/A	08/06/28	--	21,050,000.00	21,050,000.00	08/06/26
1A-2-C-5	30320007	OF	New York	NY	Actual/360	2.725%	23,462.43	0.00	0.00	N/A	08/06/28	--	10,000,000.00	10,000,000.00	08/06/26
2	30507546	OF	West Sacramento	CA	Actual/360	3.130%	159,196.58	0.00	0.00	N/A	08/06/31	--	59,065,000.00	59,065,000.00	08/06/26
3	30507513	OF	Doral	Fl	Actual/360	3.310%	159,615.56	0.00	0.00	N/A	08/06/31	--	56,000,000.00	56,000,000.00	08/06/26
4	30507289	98	New York	NY	Actual/360	3.188%	123,535.00	0.00	0.00	N/A	05/05/41	--	45,000,000.00	45,000,000.00	08/05/26
5A1	30530150	RT	College Point	NY	Actual/360	3.566%	122,828.89	0.00	0.00	N/A	07/06/31	--	40,000,000.00	40,000,000.00	08/06/26
6	30507510	IN	Long Island City	NY	Actual/360	3.500%	120,555.56	0.00	0.00	N/A	08/06/31	--	40,000,000.00	40,000,000.00	08/06/26
7	30320008	SS	Various	Various	Actual/360	2.590%	71,508.32	99,424.66	0.00	N/A	07/06/41	--	32,062,519.22	31,963,094.56	08/06/26
8	30507428	RT	Lancaster	PA	Actual/360	3.280%	86,044.35	62,486.19	0.00	N/A	07/06/31	--	30,464,168.97	30,401,682.78	08/06/26
9	30507418	MF	Naperville	IL	Actual/360	2.420%	68,851.69	0.00	0.00	N/A	07/06/31	--	33,040,000.00	33,040,000.00	08/06/26
10A2	30320010	MU	Tempe	AZ	Actual/360	2.840%	79,480.56	0.00	0.00	N/A	08/06/31	--	32,500,000.00	32,500,000.00	08/06/26
11	30507353	OF	Pittsburgh	PA	Actual/360	3.396%	86,673.69	52,953.04	0.00	N/A	07/01/31	--	29,638,784.94	29,585,831.90	08/01/26
12A2-1	30507621	OF	Huntsville	AL	Actual/360	3.410%	39,638.28	26,967.10	0.00	N/A	08/06/31	--	13,498,987.45	13,472,020.35	08/06/26
12A1-2	30507586	OF	Huntsville	AL	Actual/360	3.410%	39,638.28	26,967.10	0.00	N/A	08/06/31	--	13,498,987.45	13,472,020.35	08/06/26
13	30507354	OF	Jacksonville	Fl	Actual/360	3.210%	77,258.46	0.00	0.00	N/A	07/06/28	--	27,950,000.00	27,950,000.00	08/06/26
14	30507384	MF	St Charles	MO	Actual/360	3.180%	75,304.17	0.00	0.00	N/A	07/01/31	--	27,500,000.00	27,500,000.00	08/01/26
15A1	30530125	98	Iselin	NJ	Actual/360	3.938%	91,388.95	0.00	0.00	N/A	06/06/31	--	26,949,999.80	26,949,999.80	08/06/26
16A1	30507426	Various Various		Various	Actual/360	3.165%	73,586.25	0.00	0.00	N/A	07/01/31	--	27,000,000.00	27,000,000.00	08/01/26
17	30507421	RT	Jacksonville	Fl	Actual/360	3.450%	77,241.67	0.00	0.00	N/A	07/01/31	--	26,000,000.00	26,000,000.00	08/01/26
18	30530159	RT	Tucson	AZ	Actual/360	4.010%	80,866.86	42,455.07	0.00	N/A	07/06/31	--	23,418,927.68	23,376,472.61	08/06/26
19	30320015	RT	Albuquerque	NM	Actual/360	3.900%	82,603.13	37,672.26	0.00	N/A	07/06/31	--	24,596,465.64	24,558,793.38	08/06/26
20A3	30507579	MF	New York	NY	Actual/360	3.450%	74,270.83	0.00	0.00	N/A	08/06/31	--	25,000,000.00	25,000,000.00	04/06/26
22A2	30507315	OF	Birmingham	AL	Actual/360	4.550%	85,781.24	31,440.68	0.00	N/A	07/05/31	--	21,893,828.91	21,862,388.23	03/05/26
23	30507427	MF	New York	NY	Actual/360	3.330%	64,518.75	0.00	0.00	N/A	07/06/31	--	22,500,000.00	22,500,000.00	08/06/26
24	30507569	MF	Brooklyn	NY	Actual/360	3.770%	73,043.75	0.00	0.00	N/A	08/06/31	--	22,500,000.00	22,500,000.00	05/06/26
25A2	30507329	IN	Cookeville	TN	Actual/360	3.533%	66,936.97	0.00	0.00	N/A	06/06/31	--	22,000,000.00	22,000,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	30507547	RT	Asheville	NC	Actual/360	3.356%	58,086.77	0.00	0.00	N/A	08/01/31	--	20,100,000.00	20,100,000.00	08/01/26
27A3-2	30507598	RT	Austin	TX	Actual/360	3.094%	53,285.56	0.00	0.00	N/A	07/01/31	--	20,000,000.00	20,000,000.00	08/01/26
28	30507538	RT	New York	NY	Actual/360	3.430%	54,346.44	0.00	0.00	N/A	08/06/31	--	18,400,000.00	18,400,000.00	08/06/26
29	30507508	MU	Brooklyn	NY	Actual/360	3.550%	55,025.00	0.00	0.00	N/A	08/06/31	--	18,000,000.00	18,000,000.00	08/06/26
30	30507542	OF	New York	NY	Actual/360	3.370%	52,235.00	0.00	0.00	N/A	08/06/31	--	18,000,000.00	18,000,000.00	08/06/26
31	30507539	SS	Various	LA	Actual/360	3.270%	48,274.84	29,479.81	0.00	N/A	08/06/31	--	17,144,067.00	17,114,587.19	08/06/26
32	30507515	IN	Pennsauken Township NJ		Actual/360	3.850%	56,829.15	26,384.31	0.00	N/A	08/01/31	--	17,141,594.57	17,115,210.26	08/01/26
33	30507342	RT	Naperville	IL	Actual/360	3.840%	56,850.40	25,091.13	0.00	N/A	07/06/31	--	17,192,662.79	17,167,571.66	08/06/26
34	30320016	SS	Various	OH	Actual/360	3.470%	44,820.83	0.00	0.00	N/A	07/06/31	--	15,000,000.00	15,000,000.00	08/06/26
35	30320017	OF	Culver City	CA	Actual/360	3.938%	49,628.10	0.00	0.00	N/A	07/06/31	--	14,635,000.00	14,635,000.00	08/06/26
36	30320018	OF	Hayward	CA	Actual/360	3.255%	38,259.81	0.00	0.00	N/A	07/06/31	--	13,650,000.00	13,650,000.00	08/06/26
37	30320019	RT	Las Vegas	NV	Actual/360	2.940%	30,443.29	0.00	0.00	N/A	07/11/31	--	12,025,000.00	12,025,000.00	08/11/26
38	30507383	RT	Millville	NJ	Actual/360	3.427%	31,815.46	21,582.10	0.00	N/A	07/01/31	--	10,781,145.61	10,759,563.51	08/01/26
39	30320020	OF	Various	Various	Actual/360	4.150%	38,466.88	18,941.92	0.00	N/A	08/06/31	--	10,764,148.07	10,745,206.15	08/06/26
40	30320021	Various Various		NY	Actual/360	3.500%	31,920.66	20,842.09	0.00	N/A	08/06/31	--	10,591,186.57	10,570,344.48	08/06/26
41	30507556	IN	North Bergen	NJ	Actual/360	3.850%	37,495.79	0.00	0.00	N/A	08/06/26	--	11,310,000.00	11,310,000.00	07/06/26
42	30507509	IN	Detroit	MI	Actual/360	3.400%	32,205.56	0.00	0.00	N/A	08/06/31	--	11,000,000.00	11,000,000.00	08/06/26
43	30507552	IN	Hempstead	TX	Actual/360	3.300%	26,798.53	19,186.77	0.00	N/A	08/06/31	--	9,430,566.95	9,411,380.18	08/06/26
44	30507362	MF	Las Vegas	NV	Actual/360	3.320%	29,303.61	0.00	0.00	N/A	07/06/31	--	10,250,000.00	10,250,000.00	08/06/26
45	30320022	IN	Millbrae	CA	Actual/360	3.990%	34,358.33	0.00	0.00	N/A	07/06/31	--	10,000,000.00	10,000,000.00	08/06/26
47	30320024	OF	Salt Lake City	UT	Actual/360	4.120%	30,704.01	15,310.12	0.00	N/A	08/06/31	--	8,654,435.71	8,639,125.59	08/06/26
48	30320025	MF	Independence	MO	Actual/360	4.150%	30,889.14	15,290.68	0.00	N/A	07/06/31	--	8,643,676.41	8,628,385.73	08/06/26
49	30320026	MF	Speedway	IN	Actual/360	3.750%	27,720.93	16,275.05	0.00	N/A	07/06/31	--	8,584,545.26	8,568,270.21	08/06/26
50	30320027	RT	Enterprise	AL	Actual/360	3.900%	27,688.10	15,233.71	0.00	N/A	07/06/31	--	8,244,595.54	8,229,361.83	08/06/26
51	30507548	IN	Miami	Fl	Actual/360	3.190%	24,722.50	9,000,000.00	0.00	N/A	08/06/26	--	9,000,000.00	0.00	08/06/26
52	30320028	SS	Garner	NC	Actual/360	3.350%	23,339.30	16,324.92	0.00	N/A	08/06/31	--	8,090,659.05	8,074,334.13	08/06/26
53	30530158	MU	Brooklyn	NY	Actual/360	3.942%	30,550.50	0.00	0.00	N/A	07/06/31	--	9,000,000.00	9,000,000.00	08/06/26
54	30507540	LO	Lubbock	TX	Actual/360	4.640%	32,849.49	13,246.38	0.00	N/A	08/06/26	--	8,221,506.52	8,208,260.14	07/06/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
55	30507396	MU	Brooklyn	NY	Actual/360	3.750%	28,255.21	0.00	0.00	N/A	07/06/31	--	8,750,000.00	8,750,000.00	08/06/26
56	30507435	LO	Cleveland	TN	Actual/360	4.650%	31,838.78	11,990.35	0.00	N/A	07/06/31	--	7,951,411.12	7,939,420.77	08/06/26
57	30507414	OF	Woodbury	NY	Actual/360	3.780%	26,040.00	0.00	0.00	N/A	07/06/28	--	8,000,000.00	8,000,000.00	08/06/26
58	30507567	RT	Miami	Fl	Actual/360	3.800%	22,237.31	12,709.49	0.00	N/A	08/01/31	--	6,795,781.69	6,783,072.20	08/01/26
59	30507537	RT	Bronx	NY	Actual/360	3.450%	20,795.83	0.00	0.00	N/A	08/06/31	--	7,000,000.00	7,000,000.00	08/06/26
60	30507422	LO	Columbia	SC	Actual/360	3.510%	19,037.15	12,435.07	0.00	N/A	07/06/31	--	6,298,476.95	6,286,041.88	08/06/26
61	30507469	SS	Various	Various	Actual/360	3.720%	19,951.20	9,878.84	0.00	N/A	07/06/31	--	6,228,263.70	6,218,384.86	08/06/26
62	30320029	RT	Ooltewah	TN	Actual/360	3.363%	15,974.09	11,218.14	0.00	N/A	06/06/31	--	5,516,073.46	5,504,855.32	08/06/26
63	30507419	MF	Buckner	KY	Actual/360	3.500%	18,493.22	0.00	0.00	N/A	07/06/31	--	6,136,000.00	6,136,000.00	08/06/26
64	30507566	IN	North Bergen	NJ	Actual/360	3.850%	19,062.85	0.00	0.00	N/A	08/06/26	--	5,750,000.00	5,750,000.00	07/06/26
65	30507543	OF	Long Beach	CA	Actual/360	3.750%	0.00	0.00	0.00	N/A	08/06/31	--	5,100,000.00	5,100,000.00	08/06/25
66	30507541	OF	Gilbert	AZ	Actual/360	3.620%	15,119.55	7,805.68	0.00	N/A	08/06/31	--	4,850,326.39	4,842,520.71	08/06/26
67	30507568	IN	Santa Fe Springs	CA	Actual/360	3.680%	15,844.44	0.00	0.00	N/A	08/06/31	--	5,000,000.00	5,000,000.00	08/06/26
68	30320030	MF	Conroe	TX	Actual/360	4.204%	16,565.63	0.00	0.00	N/A	06/06/31	--	4,576,000.00	4,576,000.00	08/06/26
69	30507536	RT	New York	NY	Actual/360	3.450%	11,883.33	0.00	0.00	N/A	08/06/31	--	4,000,000.00	4,000,000.00	08/06/26
70	30320031	MF	Fort Smith	AR	Actual/360	3.626%	9,877.50	5,447.71	0.00	N/A	06/06/31	--	3,163,443.62	3,157,995.91	08/06/26
71	30507417	SS	Port Charlotte	Fl	Actual/360	3.860%	10,568.67	0.00	0.00	N/A	07/06/26	--	3,179,610.00	3,179,610.00	06/06/26
Totals							3,787,569.29	9,705,040.37	0.00				1,309,227,847.04	1,299,522,806.67
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-C-1	49,613,309.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-C-3	49,613,309.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-C-1	49,613,309.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-C-5	49,613,309.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,200,647.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,829,703.82	1,051,232.91	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,305,717.66	384,824.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	10,907,443.36	1,499,906.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,044,456.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,594,896.31	408,534.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,079,059.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,807,020.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2	12,884,023.67	3,896,210.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,421,139.44	591,668.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2-1	8,304,594.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1-2	8,304,594.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,862,518.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,896,158.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A1	4,072,002.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A1	4,230,722.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,463,905.84	599,319.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,595,825.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,104,068.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A3	13,397,955.17	0.00	--	--	--	0.00	0.00	74,058.57	292,079.86	0.00	0.00
22A2	5,671,904.31	0.00	--	--	07/06/26	5,481,976.88	42,241.30	95,569.14	543,634.99	0.00	0.00
23	1,924,836.55	570,102.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,944,722.71	0.00	--	--	03/11/26	5,625,000.00	54,157.82	54,603.88	162,473.42	691,263.80	0.00
25A2	7,314,036.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,153,025.04	1,424,424.11	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27A3-2	40,397,211.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,744,335.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,419,009.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	714,231.31	149,275.24	01/31/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	2,215,987.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	2,067,077.39	(97,484.06)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,725,514.15	1,734,516.62	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,760,515.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,535,432.70	392,939.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,182,592.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,497,881.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,922,624.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,031,685.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,157,175.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,149,510.59	291,860.32	01/01/26	03/31/26	--	0.00	0.00	37,471.44	37,471.44	0.00	0.00
42	1,277,112.60	1,376,065.34	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,614,531.32	1,646,821.96	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	695,137.64	201,104.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,030,005.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,005,849.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1,450,245.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	745,758.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	866,936.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,006,497.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	547,843.53	143,276.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1,384,281.09	0.00	--	--	--	0.00	0.00	46,078.17	46,078.17	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	765,915.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	797,319.64	771,413.81	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	619,653.33	562,365.68	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	603,709.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1,616,684.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	616,580.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	729,584.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	574,583.87	550,452.02	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
64	602,642.13	0.00	--	--	--	0.00	0.00	19,050.47	19,050.47	0.00	0.00
65	50,405.00	10,106.45	01/01/26	06/30/26	11/12/25	1,738,486.09	8,096.16	(43.30)	24,288.48	66,238.43	0.00
66	522,691.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	(91,194.56)	65,605.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
68	144,059.96	57,689.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
69	347,535.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	355,006.67	379,362.56	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
71	127,575.59	0.00	--	--	--	0.00	0.00	10,541.67	20,782.96	0.00	0.00
Totals	408,295,952.30	18,661,594.78				12,845,462.97	104,495.28	337,330.04	1,145,859.79	757,502.23	0.00
**	The Most Recent NOI and Fiscal NOI fields correspond to the financial data reported by the Master Servicer. An NOI of 0.00 means the Servicer did not report NOI figures in their loan level reporting.

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	1	22,500,000.00	3	51,962,388.23	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	3.375377%	3.360771%	60
07/17/26	3	54,327,662.79	1	25,000,000.00	2	26,993,828.91	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	3.374197%	3.359201%	61
06/17/26	1	25,000,000.00	1	21,927,907.51	1	5,100,000.00	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	3.374301%	3.359303%	62
05/15/26	1	21,959,092.49	0	0.00	2	27,600,000.00	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	3.374398%	3.359399%	63
04/17/26	0	0.00	0	0.00	2	27,600,000.00	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	3.374505%	3.359503%	64
03/17/26	0	0.00	0	0.00	2	27,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	20,834,046.08	3.374602%	3.359598%	65
02/18/26	1	17,281,370.13	0	0.00	2	27,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386993%	3.372067%	65
01/16/26	0	0.00	1	22,500,000.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.387110%	3.372182%	66
12/17/25	1	17,332,955.30	1	22,500,000.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.387226%	3.372297%	67
11/18/25	1	22,500,000.00	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.387352%	3.372421%	68
10/20/25	0	0.00	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.387467%	3.372535%	69
09/17/25	0	0.00	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.387592%	3.372658%	70
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
20A3	30507579	04/06/26	3	3	74,058.57	292,079.86	0.00	25,000,000.00	05/12/26	98
22A2	30507315	03/05/26	4	6	95,569.14	543,634.99	0.00	22,023,855.80	02/28/25	2
24	30507569	05/06/26	2	2	54,603.88	162,473.42	726,955.80	22,500,000.00	01/26/26	98
41	30507556	07/06/26	0	5	37,471.44	37,471.44	0.00	11,310,000.00
54	30507540	07/06/26	0	5	46,078.17	46,078.17	0.00	8,221,506.52
64	30507566	07/06/26	0	5	19,050.47	19,050.47	0.00	5,750,000.00
65	30507543	08/06/25	11	6	(43.30)	24,288.48	340,220.52	5,100,000.00	03/10/25	7			03/20/26
71	30507417	06/06/26	1	5	10,541.67	20,782.96	5,500.00	3,179,610.00	07/07/26	98
Totals					337,330.04	1,145,859.79	1,072,676.32	103,084,972.32
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		28,447,870	0	28,447,870		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		170,950,000	170,950,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		1,023,161,842	948,699,454	69,362,388		5,100,000
> 60 Months		76,963,095	76,963,095	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,299,522,807	1,221,880,808	3,179,610	22,500,000	46,862,388	5,100,000
Jul-26	1,309,227,847	1,199,726,745	57,507,273	25,000,000	21,893,829	5,100,000
Jun-26	1,309,968,464	1,257,940,556	25,000,000	21,927,908	0	5,100,000
May-26	1,310,678,260	1,261,119,168	21,959,092	0	22,500,000	5,100,000
Apr-26	1,311,423,788	1,283,823,788	0	0	22,500,000	5,100,000
Mar-26	1,312,129,201	1,284,529,201	0	0	27,600,000	0
Feb-26	1,333,780,582	1,288,899,212	17,281,370	0	27,600,000	0
Jan-26	1,334,532,172	1,306,932,172	0	22,500,000	5,100,000	0
Dec-25	1,335,281,474	1,290,348,519	17,332,955	22,500,000	5,100,000	0
Nov-25	1,336,069,134	1,308,469,134	22,500,000	0	5,100,000	0
Oct-25	1,336,813,751	1,331,713,751	0	0	5,100,000	0
Sep-25	1,337,596,891	1,332,496,891	0	0	5,100,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
20A3	30507579	25,000,000.00	25,000,000.00	217,000,000.00	04/06/21	13,304,708.17	2.89000	12/31/25	08/06/31	I/O
22A2	30507315	21,862,388.23	22,023,855.80	114,500,000.00	04/12/21	5,148,518.31	1.01000	12/31/25	07/05/31	299
24	30507569	22,500,000.00	22,500,000.00	34,200,000.00	--	1,926,871.71	2.24000	12/31/25	08/06/31	I/O
65	30507543	5,100,000.00	5,100,000.00	4,000,000.00	10/01/25	50,405.00	0.18000	12/31/25	08/06/31	299
71	30507417	3,179,610.00	3,179,610.00	5,100,000.00	05/24/21	124,064.59	1.00000	12/31/25	07/06/26	I/O
Totals		77,641,998.23	77,803,465.80	374,800,000.00		20,554,567.78

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
20A3	30507579	MF	NY	05/12/26	98

8/10/2026 - The Loan transferred to Special Servicing on 5/13/2026 for imminent default due to cash flow concerns following the Borrower''s termination of Sonder''s lease of all 345 units. Lender subsequently sent a Pre Negotiation Letter and a

Not ice of Default. Lender and Borrower have begun discussing potential resolutions for the Property. Borrower retained a representative who submitted an initial proposal, to which Lender provided feedback. Discussions remain ongoing. Lender

	has engaged couns el to dual-track enforcement of remedies.

22A2	30507315	OF	AL	02/28/25	2

8/11/2026 - The Loan transferred to special servicing effective 3/3/25 for imminent monetary default. The Loan is payment current through March 2026. The Loan is secured by a +/- 420,000 SF office complex in Birmingham, Alabama.

Discussions with B orrower have largely surrounded funding of TIs for leasing activity and potential modifications to the loan to increase funds available in reserves. Legal counsel has been engaged. A filed mechanics lien is being monitored by the special servicer. Discus sions regarding a possible modification with an IO conversion, though special servicer employed a dual track strategy, seeking the appointment of a receiver, which was granted in early March 2026. Updated appraisal

	is under review. Foreclosure anticipated August 2026.

24	30507569	MF	NY	01/26/26	98

8/10/2026 - Loan transferred as a SS on 1/28/2026 due to payment delinquency of over 60 days. The collateral comprises seven multifamily walk-up buildings located in Brooklyn, NY. They are located at 4219 Fifteenth Avenue, 662 Park Place,

30 Claver Place, 132 New York Avenue, 269 Kosciuszko Street, 1100 DeKalb Avenue, and 119 Albany Avenue. Trust Counsel engaged. Trust counsel continues discussion with Borrower counsel regarding execution of the revised pre-

	negotiation letter in order for Lender t o initiate Borrower resolutions discussions.

65	30507543	OF	CA	03/10/25	7

7/10/2026 - REO Title Date: 3/20/2026. Property is a vacant, single-story 12,469 SF office/flex building located on 1.3-acres site in Long Beach, CA. The property sits just south of the 405 and has an electronic billboard that has DTCs of

330,000/d ay. There are 93 parking spaces (7.4/1,000 SF). The neighboring Toyota dealership leases the parking lot on a MTM basis for their excess parking needs. The building and the pylon sign are in poor condition. The pylon sign was originally permitted through Caltrans for on-site advertising serving the automotive and adjacent dealership uses. The permit expired on December 31, 2025. Pending approval of California Assembly Bill 1228, expected to be voted on in

August–September 2026, the sign may become eligib le for third-party advertising. The sign is currently nonfunctional and would require a full rebuild before any third-party advertising could occur. The property is currently listed for sale

	traditionally.

71	30507417	SS	Fl	07/07/26	98

8/10/2026 - Loan transferred as a SS on 7/9/2026 due Loan Maturity Default due to non-repayment of the balance by the 7/6/2026 repayment date. The collateral is the 591-unit self-storage facility located in Port Charlotte, FL. Borrower returned

	e xecuted Pre-Negotiation Letter. Lender reached out to Borrower to initiate discussion. Trust Counsel engaged.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
20A3	0.00	0.00	5,381.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22A2	0.00	0.00	4,713.25	0.00	0.00	21,466.89	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	199.96	0.00	0.00	0.00
24	0.00	0.00	4,843.75	0.00	0.00	18,248.83	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(12.08)	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	368.58	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	680.81	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(5.91)	0.00	0.00	0.00
65	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	16,468.75	0.00	0.00	0.00	0.00
71	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,938.94	0.00	0.00	39,715.72	0.00	16,468.75	1,231.36	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		79,354.77

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Supplemental Notes
None

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